SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

June 30, 1998
Unaudited





Statement of Assets and Contract Owners' Equity                 1
Statement of Operations                                         2
Statements of Changes in Contract Owners' Equity                3
Notes to Financial Statements                                   4

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY (UNAUDITED)
June 30, 1998



			                                                                Sub-Account
                                                                     --------------------------------------------------
					                                            Money        Capital     Growth and
			                                                Bond        Market       Growth        Income
							             -----------  -----------  -----------  -----------
ASSETS
Investment in Scudder Variable Life Investment Fund - at net asset value - Note C:
   Bond portfolio (800,561.840 shares)		                     $ 5,507,865
   Money Market portfolio (526,463.630 shares)			                  $   526,464
   Capital Growth portfolio (1,604,470.228 shares)					       $36,293,117
   Growth and Income portfolio (232,015.819 shares)						            $ 2,712,265
                                                                     -----------  -----------  -----------  -----------
		                                                     $ 5,507,865  $   526,464  $36,293,117  $ 2,712,265
                                                                     -----------  -----------  -----------  -----------
								     -----------  -----------  -----------  -----------


CONTRACT OWNERS' EQUITY	                                             $ 5,507,865  $   526,464  $36,293,117  $ 2,712,265
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

Accumulation units outstanding			                       1,940,336      270,008    5,804,479    1,677,911
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

Accumulation unit value			                             $  2.838614  $  1.949805  $  6.252605  $  1.616454
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

Scudder Variable Life Investment Fund share price		     $      6.88  $      1.00  $     22.62  $     11.69
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

Scudder Variable Life Investment Fund cost			     $ 5,259,079  $   526,464  $23,769,723  $ 2,184,266
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------



See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED)



				                                               Six Months Ended June 30, 1998
                                                                     --------------------------------------------------
				                                                        Sub-Account
                                                                     --------------------------------------------------
				                                                    Money	 Capital     Growth and
		                                                        Bond        Market	 Growth	       Income
                                                                     -----------  -----------  -----------  -----------
Dividend income	                                                     $   179,997  $    11,590  $ 1,888,389  $   176,262
								     -----------  -----------  -----------  -----------

Expenses - Note B
     Annuity rate guarantee charge		                          22,396        1,826	   141,937       10,198
     Accounting service fee		                                   9,598	  782 	    60,830	  4,371
                                                                     -----------  -----------  -----------  -----------
		                                                          31,994        2,608      202,767	 14,569
								     -----------  -----------  -----------  -----------
       NET INVESTMENT INCOME	                                         148,003 	8,982    1,685,622	161,693

Unrealized gain on investments- Note C
       End of period		                                         248,786            - 	12,523,395      527,998
       Beginning of period		                                 237,902	    -	 9,295,975      478,065
       NET UNREALIZED GAIN  		                             --------------------------------------------------
                 ON INVESTMENTS		                                  10,884            -    3,227,420 	 49,933
								     -----------  -----------  -----------  -----------
INCREASE IN NET ASSETS
  FROM OPERATIONS	                                             $	 158,887  $	8,982  $ 4,913,042  $	211,626
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY


					                                       Six Months Ended June 30, 1998
                                                                     --------------------------------------------------
			                                                                Sub-Account
                                                                     --------------------------------------------------
					                                            Money	 Capital     Growth and
			                                                Bond        Market	 Growth	       Income
                                                                     -----------  -----------  -----------  -----------
ADDITIONS (DEDUCTIONS):
    From investment activities:
        Net investment income		                             $   148,003  $	8,982  $ 1,685,622  $	161,693
        Net  unrealized gain on investments			          10,884            -    3,227,420       49,933
           INCREASE IN CONTRACT OWNERS' EQUITY                       --------------------------------------------------
              FROM OPERATIONS			                         158,887 	8,982	 4,913,042 	211,626
    From capital transactions:
        Contract purchase payments			                  93,288       12,800	   466,157	 45,179
        Withdrawals and contracts surrendered		        	(258,889)      (5,186)	(2,126,599)	(33,399)
        Death benefits			                                       -            - 	    (3,397)           -
        Net asset value of units transferred, including
             exchanges with the Fixed Account			          39,397       79,126	   138,854	452,244
                                                                     --------------------------------------------------
 INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY
                   FROM CAPITAL TRANSACTIONS			        (126,204)      86,740	(1,524,985)	464,024
                                                                     --------------------------------------------------

              NET INCREASE (DECREASE)  IN CONTRACT OWNERS' EQUITY	  32,683       95,722    3,388,057      675,650

Contract owners' equity:
       Beginning of period			                       5,475,182      430,742	32,905,060    2,036,615
                                                                     --------------------------------------------------
       End of period		                                     $ 5,507,865  $   526,464  $36,293,117  $ 2,712,265
                                                                     -----------  -----------  -----------  -----------
	                                                             -----------  -----------  -----------  -----------

ANALYSIS OF CHANGES IN UNITS OUTSTANDING
  Units sold			                                          34,071        6,691       78,708       28,381
  Units redeemed		                                         (92,659)      (2,753)    (358,682)     (21,367)
  Units transferred                                                       14,041       40,705       20,706      292,391
                                                                     -----------  -----------  -----------  -----------
    INCREASE (DECREASE) IN UNITS OUTSTANDING			         (44,547)      44,643     (259,268)     299,405
  Units outstanding at beginning of period			       1,984,883      225,365	 6,063,747    1,378,506
                                                                     -----------  -----------  -----------  -----------
    UNITS OUTSTANDING AT END OF PERIOD			               1,940,336      270,008	 5,804,479    1,677,911
                                                                     -----------  -----------  -----------  -----------
	                                                             -----------  -----------  -----------  -----------

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

			                                                       Year Ended December 31, 1997
                                                                     --------------------------------------------------
			                                                                Sub-Account
                                                                     --------------------------------------------------
					                                            Money	 Capital     Growth and
			    		                                Bond        Market	 Growth	       Income
                                                                     -----------  -----------  -----------  -----------
ADDITIONS (DEDUCTIONS):
    From investment activities:
        Net investment income		                             $   318,594  $    18,713  $ 1,918,676  $    71,301
        Net  unrealized gain on investments			         112,534            -    6,936,338 	349,287
                                                                     --------------------------------------------------
           INCREASE IN CONTRACT OWNERS' EQUITY
              FROM OPERATIONS		                 		 431,128       18,713    8,855,014 	420,588
    From capital transactions:
        Contract purchase payments					 166,670       28,582 	   694,103       64,212
        Withdrawals and contracts surrendered			      (1,026,160)     (67,842)  (4,488,550)	(34,813)
        Death benefits			                                 (31,636)      (2,677)	  (126,828)	      -
        Net asset value of units transferred, including
             exchanges with the Fixed Account		                (216,207)     (21,387)	 1,460,324 	431,836
                                                                     --------------------------------------------------

             INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY
                   FROM CAPITAL TRANSACTIONS		              (1,107,333)     (63,324)   2,460,951	461,235
                                                                     --------------------------------------------------
              NET INCREASE (DECREASE)  IN CONTRACT OWNERS' EQUITY	(676,205)     (44,611)	 6,394,063	881,823

Contract owners' equity:
       Beginning of period			                       6,151,387      475,353	26,510,997    1,154,792
                                                                     --------------------------------------------------
       End of period		                                     $ 5,475,182  $   430,742  $32,905,060  $ 2,036,615
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

ANALYSIS OF CHANGES IN UNITS OUTSTANDING
  Units sold				                                  64,278       15,363 	   145,443 	 48,926
  Units redeemed					                (402,790)     (37,406)	  (945,481)	(26,970)
  Units transferred			 	            	         (81,259)     (11,327)	   308,412      348,573
                                                                     -----------  -----------  -----------  -----------
    INCREASE (DECREASE) IN UNITS OUTSTANDING				(419,771)     (33,370)	  (491,626)	370,529
  Units outstanding at beginning of period			       2,404,654      258,735	 6,555,373    1,007,977
                                                                     -----------  -----------  -----------  -----------
    UNITS OUTSTANDING AT END OF PERIOD			               1,984,883      225,365	 6,063,747    1,378,506
                                                                     -----------  -----------  -----------  -----------
                                                                     -----------  -----------  -----------  -----------

See notes to financial statements.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
June 30, 1998


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account:  The Separate Account I of Washington National
Insurance Company (the "Separate Account") is a series type segregated investment account of Washington National Insurance
Company ("WNIC"). WNIC was a wholly-owned subsidiary of Washington National Corporation ("WNC").

On December 5, 1997, Conseco, Inc., a publicly held specialized financial holding company, completed the acquisition of WNC.
The merger is not expected to have any effect on the Separate
Account.

On July 1, 1996, the Separate Account converted from an open-end diversified management investment company to a unit investment trust and transferred its assets into specified portfolios of the Scudder Variable Life Investment Fund ("the Fund"), a mutual fund of the series type, in exchange for shares of the portfolios.
The fair value of the portfolio was equal to the fair value of assets transferred. This transaction was approved by contract holders at a special meeting held March 12, 1996.

The Separate Account is registered as an unit investment trust under the Investment Company Act of 1940. The Separate Account no longer issues new contracts. There are four sub-accounts within the Separate Account, each with its own investment objectives and policies as follows:

  Bond Sub-Account -- high level of current income while preserving capital by investing in fixed income securities.

  Money Market Sub-Account (formerly known as the short-term portfolio sub-account)-- moderate level of current income consistent with liquidity and preservation of capital by investing in one or more types of short-term instruments.

  Capital Growth Sub-Account (formerly known as the stock sub-account)-- long-term capital growth and income by investing principally in equity-type securities.

  Growth and Income Sub-Account -- long-term growth of capital, current income, and growth income by investing primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. This investment option became available July 1, 1996.

In addition, a contract holder may elect to invest in a fixed annuity held by WNIC, or its successors, called the Fixed Account.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 1998


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued


Valuation of Investments: Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Separate Account does not hold any investments which are restricted as to resale.

Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Separate Account as of the beginning of the valuation date.

Accumulation Unit Valuation: Accumulation unit values reflect the net asset value of each Sub-Account and are computed daily.

NOTE B -- DEDUCTIONS AND CHARGES

Deductions and charges are made from the Separate Account and paid to WNIC as follows:

   As compensation for annuity rate guarantees, WNIC deducts an amount, computed on a daily basis, which is equal on an annual basis to .8% of the average net asset value of the Separate Account.

   As compensation for providing financial accounting services to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .35% of the average net asset value of the Separate Account.

NOTE C -- INVESTMENTS

Scudder, Stevens & Clark, Inc. (The "Adviser") provides management and investment advisory services to the Fund. The Adviser provides investment research and portfolio management services to a number of mutual funds and other clients. Each Portfolio pays the Adviser a fee for its investment advisory services at the following rates:

                                   Percentage of the Portfolio's
    Portfolio                      Average Daily Net Asset Value
    ---------                      -----------------------------
    Bond                                       .475%
    Money Market                               .370%
    Capital Growth                             .475%
    Growth and Income                          .469%

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 1998


NOTE C -- INVESTMENTS - Continued


There were no purchases of investments, other than investments in Fund shares, for the six months ended June 30, 1998 or the year ended December 31, 1997. Net asset value of Fund shares represents the year-end fair value of the shares.

NOTE D -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of WNIC, which under the Internal Revenue Code is taxed as a "life insurance company." The Separate Account is not taxed as a regulated investment company under Subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Separate Account.

The registrant hereby incorporates by reference the 1998
Semi-Annual Report of Scudder Variable Life Investment Fund, file number 811-4257, filed with the Commission on August 18, 1998.